Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill

Goodwill is comprised of the following:

	December 31,
	2010	2011
	(RMB)	(RMB)	(US$)

Goodwill from the acquisition of Snow Wolf Software	6,224,587	6,224,587	988,987
Goodwill from the acquisition of Julun Network	15,977,373	15,977,373	2,538,549

Balance as of December 31	22,201,960	22,201,960	3,527,536